LOAN PAYABLE	12 Months Ended
Dec. 31, 2022
LOAN PAYABLE [Abstract]
LOAN PAYABLE

8.	LOAN PAYABLE

On July 25, 2022, the Company received a short-term loan for US$400,000 due on May 25, 2023. Per the terms of the loan the Company is required to make 40 payments of US$14,200 to settle the debt. As part of the loan agreement the Company paid a US$8,000 processing fee and US$24,000 finders’ fee, as the loan is short term in nature the fair value of the loan was determined to match the book value of the loan. The processing fee and finders’ fee were recorded as interest expense. During the year December 31, 2022, the Company made principal repayments of US$155,000 (CAD - $201,671) and interest payments of US$65,100 (CAD - $84,702). As at December 31, 2022 the balance owing was US$245,000 (CAD - $331,828).

On October 4, 2022, the Company received an additional short-term loan for US$100,000 due on August 4, 2023. Per the terms of the loan the Company is required to make 40 payments of US$3,550 to settle the debt. As part of the loan agreement the Company paid a US$4,298 processing fee which was recorded as interest expense. AS the loan is short term in nature the fair value of the loan was determined to match the book value of the loan. During the year ended December 31, 2022, the Company made principal repayments of US$33,388 (CAD - $43,440) and interest payments of U$14,044 (CAD - $18,272). As at December 31, 2022 the balance owing was US$66,613 (CAD - $90,220).